Segment Reporting	6 Months Ended
Jun. 30, 2014
Segment Reporting [Abstract]
Segment Reporting
5.	Segment Reporting

The following table includes results for the Partnership’s shuttle tanker segment, FPSO unit segment, floating, storage and off-take (or FSO) unit segment, conventional tanker segment, and towage segment for the periods presented in these consolidated financial statements. The results below exclude three conventional tankers as they are determined to be discontinued operations (see note 14):

	Shuttle						Conventional
	Tanker		FPSO		FSO		Tanker
	Segment		Segment (1)		Segment		Segment		Total
	Three Months Ended June 30,
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013
	$	$	$	$	$	$	$	$	$	$
Revenues	137,145	133,222	83,984	65,260	11,673	15,053	8,600	8,877	241,402	222,412
Voyage expenses	24,919	22,275	—	—	149	—	1,188	998	26,256	23,273
Vessel operating expenses	39,715	36,511	39,472	40,074	7,532	8,315	1,465	1,619	88,184	86,519
Time-charter hire expense	4,975	14,093	—	—	—	—	—	—	4,975	14,093
Depreciation and amortization	27,378	28,165	18,186	17,789	1,298	2,743	1,612	1,568	48,474	50,265
General and administrative (2)	7,126	4,911	7,989	4,600	1,027	809	312	97	16,454	10,417
Success fee(3)	—	—	—	—	—	—	—	—	1,600	—
Restructuring (recovery) charge(4)	(821)	957	—	—	—	—	—	438	(821)	1,395

Income from vessel operations	33,853	26,310	18,337	2,797	1,667	3,186	4,023	4,157	56,280	36,450

	Shuttle						Conventional
	Tanker		FPSO		FSO		Tanker
	Segment		Segment (1)		Segment		Segment		Total
	Six Months Ended June 30,
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013
	$	$	$	$	$	$	$	$	$	$
Revenues	290,325	263,572	167,121	122,945	25,962	30,193	17,228	17,814	500,636	434,524
Voyage expenses (recoveries)	56,625	44,569	—	—	172	(485)	2,913	2,137	59,710	46,221
Vessel operating expenses	80,121	74,478	79,863	69,575	13,405	16,600	2,925	3,190	176,314	163,843
Time-charter hire expense	16,387	28,870	—	—	—	—	—	—	16,387	28,870
Depreciation and amortization	54,659	55,770	36,089	30,541	2,991	5,325	3,223	3,139	96,962	94,775
General and administrative (2)	13,825	10,800	13,747	7,662	1,886	1,574	845	771	30,303	20,807
Acquisition and success fee (3)	—	—	—	—	—	—	—	—	2,600	—
Restructuring (recovery) charge(4)	(262)	1,616	—	—	—	—	—	438	(262)	2,054

Income from vessel operations	68,970	47,469	37,422	15,167	7,508	7,179	7,322	8,139	118,622	77,954

(1)

Income from vessel operations reflected above for the six months ended June 30, 2014 excludes $3.1 million of the Voyageur Spirit FPSO unit payments relating to the production shortfall during the period January 1, 2014 through to February 21, 2014 and a further $0.4 million relating to unreimbursed vessel operating expenses until the unit has declared on hire as of February 22, 2014. Income from vessel operations for the three and six months ended June 30, 2013 excludes $17.0 million of indemnification payments relating to production shortfalls for both the Dropdown Predecessor period from April 13, 2013 to May 1, 2013 and the period owned by the Partnership from May 2, 2013 to June 30, 2013 as the Voyageur Spirit FPSO unit was declared off-hire retroactive to first oil given the delay in achieving final acceptance from the charterer. The indemnification payments by Teekay Corporation have effectively been treated as a reduction to the purchase price of the Voyageur Spirit (see note 8c).

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(3)

The towage segment has not been disaggregated as its results are not material other than a $1.0 million fee associated with the acquisition of ALP Maritime Services B.V. (or ALP), which was recognized in general and administrative expenses in the consolidated statement of (loss) income for the three and six months ended June 30, 2014, and a $1.6 million success fee to Teekay Corporation for assistance with the acquisition of ALP, which was recognized in general and administrative expenses in the consolidated statement of (loss) income for the three and six months ended June 30, 2014 (see note 8a).

(4)

Restructuring recovery of $0.8 million for the three and six months ended June 30, 2014 related to a reimbursement received during the second quarter of 2014, for the reorganization of the Partnership’s shuttle tanker marine operations, which were completed during 2013. Restructuring charge of $0.6 million for the six months ended June 30, 2014 related to the reflagging of one shuttle tanker which commenced in January 2014 and was completed in March 2014 (see note 7).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	June 30, 2014	December 31, 2013
	$	$
Shuttle tanker segment	2,034,277	2,004,505
FPSO segment	1,261,329	1,303,229
FSO segment	116,495	102,452
Conventional tanker segment	145,106	144,723
Towage segment	49,422	—
Unallocated:
Cash and cash equivalents	251,561	219,126
Other assets	21,283	32,051

Consolidated total assets	3,879,473	3,806,086